Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 31, 2020 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (97.2%)
		Basic Materials (3.2%)
	$200	Braskem Netherlands Finance BV (Brazil) (a)	4.50%	01/31/30	$156,400
	200	Celulosa Arauco y Constitucion SA (Chile) (a)	4.20	01/29/30	172,610
	175	DuPont de Nemours, Inc.	5.419	11/15/48	193,271
	225	Glencore Funding LLC (Switzerland) (a)	4.125	03/12/24	207,203
	175	Glencore Funding LLC (Switzerland) (a)	4.875	03/12/29	168,965
	500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	467,123
	175	Newmont Corp.	5.45	06/09/44	223,996
	200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	176,751
	200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	210,120
	225	Sherwin-Williams Co. (The)	2.30	05/15/30	210,957
	100	Sherwin-Williams Co. (The)	2.95	08/15/29	98,661
					2,286,057
		Communications (10.0%)
	300	Amazon.com, Inc.	4.25	08/22/57	410,444
EUR	100	AT&T, Inc.	1.80	09/05/26	111,528
	$326	AT&T, Inc.	4.50	03/09/48	354,751
	250	AT&T, Inc.	4.90	08/15/37	279,517
	220	Baidu, Inc. (China)	2.875	07/06/22	220,116
	150	Booking Holdings, Inc.	0.90	09/15/21	149,910
	150	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	170,828
	100	Comcast Corp.	3.75	04/01/40	113,130
	350	Comcast Corp.	4.049	11/01/52	418,487
	125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	84,287
	150	Expedia Group, Inc.	3.25	02/15/30	126,334
	250	Fox Corp.	5.576	01/25/49	300,148
	375	Level 3 Financing, Inc. (a)	3.40	03/01/27	359,025
	225	Level 3 Financing, Inc. (a)	3.875	11/15/29	212,420
	275	Omnicom Group, Inc.	2.45	04/30/30	251,339
	100	Omnicom Group, Inc. (b)	4.20	06/01/30	103,213
	200	Prosus NV (Netherlands) (a)	3.68	01/21/30	181,462
	200	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	5.152	09/20/29	214,708
	225	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	224,719
	200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	205,749
	375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	398,700
	160	Twitter, Inc.	1.00	09/15/21	151,610
	150	Verizon Communications, Inc.	3.15	03/22/30	161,913
	353	Verizon Communications, Inc.	4.672	03/15/55	451,085
	250	Verizon Communications, Inc.	5.012	04/15/49	337,409
	275	ViacomCBS, Inc.	6.875	04/30/36	310,697
	200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	207,327
	225	Walt Disney Co. (The)	4.75	09/15/44	283,573
	100	Walt Disney Co. (The)	4.95	10/15/45	129,889
	148	Zillow Group, Inc.	2.00	12/01/21	149,317
					7,073,635
		Consumer, Cyclical (8.8%)
	239	American Airlines Pass-Through Trust	4.00	01/15/27	240,782
	517	American Airlines Pass-Through Trust, Series AA	3.15	08/15/33	472,691
	456	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	453,182

	200	Daimler Finance North America LLC (Germany) (a)	2.70	06/14/24	193,501
	125	Delta Air Lines, Inc.	4.375	04/19/28	101,043
	200	Delta Air Lines, Inc., Series AA	3.204	10/25/25	195,476
	300	Ford Motor Credit Co., LLC	3.096	05/04/23	276,000
	250	Ford Motor Credit Co., LLC	4.389	01/08/26	220,000
	300	General Motors Co.	6.60	04/01/36	261,740
	50	General Motors Financial Co., Inc.	3.85	01/05/28	40,210
	100	General Motors Financial Co., Inc.	4.35	01/17/27	80,148
	325	Home Depot, Inc. (The)	2.95	06/15/29	337,677
	50	Home Depot, Inc. (The)	3.125	12/15/49	49,760
	50	Home Depot, Inc. (The)	3.30	04/15/40	51,329
	75	Hyundai Capital America (a)	2.375	02/10/23	70,853
	300	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	266,637
	1,075	Las Vegas Sands Corp.	3.20	08/08/24	972,196
	50	Las Vegas Sands Corp.	3.50	08/18/26	45,836
	250	Marriott International, Inc.	2.125	10/03/22	225,301
	200	McDonald’s Corp.	1.45	09/01/25	191,166
	175	NIKE, Inc.	3.375	03/27/50	191,456
	400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	354,130
	200	Starbucks Corp.	4.45	08/15/49	230,444
	200	United Airlines Pass-Through Trust, Class A	4.30	02/15/27	200,565
	275	Volkswagen Group of America Finance LLC (Germany) (a)	4.75	11/13/28	281,568
	200	Walmart, Inc.	2.95	09/24/49	220,249
					6,223,940
		Consumer, Non-Cyclical (11.7%)
	225	AbbVie, Inc. (a)	3.20	11/21/29	227,294
	325	AbbVie, Inc. (a)	4.25	11/21/49	349,708
	75	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	3.50	02/15/23	74,400
	125	Altria Group, Inc.	5.80	02/14/39	137,316
	175	Amgen, Inc.	3.375	02/21/50	184,992
	125	Amgen, Inc.	4.663	06/15/51	157,888
	225	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65	02/01/26	236,445
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.75	01/23/29	27,655
	500	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.55	01/23/49	589,952
	150	Anthem, Inc.	2.375	01/15/25	148,825
	225	Anthem, Inc.	3.65	12/01/27	232,670
	325	BAT Capital Corp. (United Kingdom)	3.222	08/15/24	313,375
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	353,977
	350	Bayer US Finance II LLC (Germany) (a)	4.375	12/15/28	374,556
	20	Centene Corp. (a)	5.25	04/01/25	20,325
	475	Cigna Corp. (a)	3.40	03/01/27	481,868
	100	Cigna Corp. (a)	3.875	10/15/47	100,695
	350	Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/30	344,324
	100	CVS Health Corp.	4.25	04/01/50	104,243
	1,350	CVS Health Corp.	4.30	03/25/28	1,446,877
	225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	190,736
	275	General Mills, Inc.	2.875	04/15/30	274,450
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	106,402
$50		HCA, Inc.	5.25	06/15/49	53,673
	150	HCA, Inc.	5.50	06/15/47	164,063
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	472,077
	200	Mars, Inc. (a)	3.20	04/01/30	209,197
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	94,136
$525		Smithfield Foods, Inc. (a)	5.20	04/01/29	529,367
	20	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.20	07/21/21	19,213
	225	Thermo Fisher Scientific, Inc.	4.497	03/25/30	253,436
					8,274,135

	Energy (8.1%)
275	Aker BP ASA (Norway) (a)	3.75	01/15/30	206,806
325	Aker BP ASA (Norway) (a)	4.75	06/15/24	273,395
200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	215,052
500	BP Capital Markets America, Inc.	3.119	05/04/26	504,421
150	Cameron LNG LLC (a)	2.902	07/15/31	131,763
375	Canadian Natural Resources Ltd. (Canada)	2.95	01/15/23	325,672
250	Cimarex Energy Co.	3.90	05/15/27	167,791
200	Cimarex Energy Co.	4.375	03/15/29	134,186
100	Concho Resources, Inc.	4.85	08/15/48	75,491
400	Diamondback Energy, Inc.	3.25	12/01/26	283,421
50	Enbridge, Inc. (Canada)	4.00	11/15/49	45,086
75	Energy Transfer Operating LP	3.75	05/15/30	58,141
125	Enterprise Products Operating LLC	3.95	01/31/60	106,492
200	Enterprise Products Operating LLC	4.20	01/31/50	193,208
125	Exxon Mobil Corp.	3.095	08/16/49	127,186
425	Halliburton Co.	2.92	03/01/30	330,414
60	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25	11/01/28	26,913
100	Kinder Morgan, Inc.	5.55	06/01/45	102,336
75	Magellan Midstream Partners LP	3.95	03/01/50	64,662
250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	240,400
100	MPLX LP (a)	5.20	12/01/47	84,073
100	Noble Energy, Inc.	4.95	08/15/47	58,434
125	Occidental Petroleum Corp.	3.50	08/15/29	59,188
100	Occidental Petroleum Corp.	4.40	04/15/46	42,489
325	ONEOK, Inc.	3.10	03/15/30	245,407
200	Patterson-UTI Energy, Inc.	3.95	02/01/28	78,579
350	Rockies Express Pipeline LLC (a)	6.875	04/15/40	211,629
325	Saudi Arabian Oil Co. (Saudi Arabia) (a)	3.50	04/16/29	321,656
200	Shell International Finance BV (Netherlands)	3.125	11/07/49	197,626
175	Sunoco Logistics Partners Operations LP	3.90	07/15/26	146,716
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	194,009
250	Western Midstream Operating LP	3.10	02/01/25	127,818
225	Williams Cos., Inc. (The)	4.85	03/01/48	210,703
125	Williams Cos., Inc. (The)	5.10	09/15/45	117,647
				5,708,810
	Finance (36.4%)
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	132,897
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	296,844
375	Aflac, Inc.	3.60	04/01/30	380,591
400	Air Lease Corp.	3.75	06/01/26	345,890
350	American Express Co.	4.20	11/06/25	383,710
100	American International Group, Inc.	4.25	03/15/29	102,749
175	American International Group, Inc.	4.50	07/16/44	178,239
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	252,721
175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25	160,781
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25	240,988
75	Bank of America Corp.	2.884	10/22/30	75,129
25	Bank of America Corp.	3.194	07/23/30	25,552
625	Bank of America Corp.	4.244	04/24/38	720,989
400	Bank of America Corp.	4.25	10/22/26	426,137
205	Bank of America Corp.	7.75	05/14/38	303,693
400	BBVA USA	2.50	08/27/24	390,722
250	Berkshire Hathaway Finance Corp.	1.85	03/12/30	243,686
350	BNP Paribas SA (France) (a)	3.052	01/13/31	328,507
275	BNP Paribas SA (France) (a)	4.40	08/14/28	293,895
400	Boston Properties LP	3.65	02/01/26	406,576
250	BPCE SA (France) (a)	4.00	09/12/23	257,003
400	BPCE SA (France) (a)	5.15	07/21/24	422,419
50	Brighthouse Financial, Inc.	4.70	06/22/47	39,199

100	Brookfield Finance LLC (Canada)	3.45	04/15/50	80,514
75	Brookfield Finance, Inc. (Canada)	3.90	01/25/28	77,119
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	420,341
25	Brookfield Finance, Inc. (Canada)	4.85	03/29/29	26,580
175	Brown & Brown, Inc.	4.20	09/15/24	184,885
275	Capital One Financial Corp.	3.30	10/30/24	269,457
625	Capital One Financial Corp.	3.75	03/09/27	601,422
250	CIT Bank NA	2.969	09/27/25	212,214
725	Citigroup, Inc.	2.976	11/05/30	709,502
75	Citigroup, Inc.	4.412	03/31/31	82,569
425	Citigroup, Inc.	4.45	09/29/27	444,699
155	CNO Financial Group, Inc.	5.25	05/30/29	151,203
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	209,432
325	Credit Agricole SA (France) (a)	3.75	04/24/23	332,536
250	Credit Agricole SA (France) (a)	4.125	01/10/27	255,464
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25	523,388
100	Crown Castle International Corp.	4.15	07/01/50	98,900
225	CyrusOne LP/CyrusOne Finance Corp.	2.90	11/15/24	216,145
200	Danske Bank A/S (Denmark) (a)	3.001	09/20/22	199,257
200	Danske Bank A/S (Denmark) (a)	5.00	01/12/22	205,524
450	Deutsche Bank AG (Germany)	2.70	07/13/20	441,191
225	Deutsche Bank AG (Germany)	3.15	01/22/21	219,933
250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	267,835
225	General Electric Co., MTN	5.875	01/14/38	260,131
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	169,554
325	Goldman Sachs Group, Inc. (The)	3.691	06/05/28	334,327
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	506,690
300	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	398,249
150	Great-West Lifeco Finance LP (Canada) (a)	4.581	05/17/48	149,820
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	161,250
150	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	171,258
475	Hartford Financial Services Group, Inc. (The)	2.80	08/19/29	464,725
375	High Street Funding Trust I (a)	4.111	02/15/28	373,507
475	HSBC Holdings PLC (United Kingdom)	4.292	09/12/26	474,892
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	263,810
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	263,971
250	iStar, Inc.	5.25	09/15/22	232,734
325	Itau Unibanco Holding SA (Brazil) (a)	2.90	01/24/23	309,709
1,125	JPMorgan Chase & Co.	3.702	05/06/30	1,208,846
175	JPMorgan Chase & Co.	3.964	11/15/48	203,374
225	Kilroy Realty LP	3.05	02/15/30	206,500
175	Kimco Realty Corp.	3.70	10/01/49	143,187
400	LeasePlan Corp. (Netherlands) (a)	2.875	10/24/24	392,578
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	273,402
325	Marsh & McLennan Cos., Inc.	3.875	03/15/24	336,773
200	MassMutual Global Funding II (a)	3.40	03/08/26	212,846
200	MDC GMTN BV (United Arab Emirates) (a)	4.50	11/07/28	211,427
150	MetLife, Inc.	4.55	03/23/30	165,731
200	MetLife, Inc.	5.875	02/06/41	255,329
425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	427,574
250	Pine Street Trust I (a)	4.572	02/15/29	237,758
225	PNC Financial Services Group, Inc. (The)	2.20	11/01/24	231,077
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	591,285
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	746,935
350	Service Properties Trust	4.35	10/01/24	257,359
225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	227,032
350	Societe Generale SA (France) (a)	2.625	01/22/25	337,616
275	Synchrony Bank	3.65	05/24/21	270,696
100	Synchrony Financial	4.25	08/15/24	96,437
125	TD Ameritrade Holding Corp.	3.30	04/01/27	126,826

	350	TD Ameritrade Holding Corp.	3.625	04/01/25	366,154
	525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	531,255
	200	Visa, Inc.	2.70	04/15/40	198,528
	150	Wells Fargo & Co.	2.572	02/11/31	144,041
	100	Wells Fargo & Co.	2.879	10/30/30	99,255
					25,673,475
		Industrials (5.4%)
EUR	300	Airbus SE (France) (c)	0.00	06/14/21	323,245
$325		Aviation Capital Group LLC (a)	4.375	01/30/24	293,886
	25	Boeing Co. (The)	3.25	02/01/35	21,706
	250	Boeing Co. (The)	3.95	08/01/59	225,432
	375	Burlington Northern Santa Fe LLC	4.55	09/01/44	449,849
	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	146,776
	350	Fortune Brands Home & Security, Inc.	4.00	09/21/23	360,580
	510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	538,854
	425	John Deere Capital Corp.	2.45	01/09/30	430,709
	425	Nvent Finance Sarl (United Kingdom)	3.95	04/15/23	442,313
EUR	100	Silgan Holdings, Inc. (a)	2.25	06/01/28	98,268
	100	Standard Industries, Inc. (a)	2.25	11/21/26	89,546
$100		TJX Cos., Inc.	4.50	04/15/50	107,274
	250	United Technologies Corp.	4.50	06/01/42	290,063
					3,818,501
		Technology (6.3%)
	275	Adobe, Inc.	2.30	02/01/30	276,432
	186	Akamai Technologies, Inc. (a)	0.375	09/01/27	185,596
	325	Apple, Inc.	2.95	09/11/49	347,457
	500	Dell International LLC/EMC Corp. (a)	4.90	10/01/26	493,178
	200	Fiserv, Inc.	4.20	10/01/28	216,854
	175	Intel Corp.	4.75	03/25/50	237,093
	750	International Business Machines Corp.	3.30	05/15/26	803,302
	225	International Business Machines Corp.	4.15	05/15/39	253,178
	525	Microsoft Corp.	4.45	11/03/45	693,216
	166	Nuance Communications, Inc.	1.00	12/15/35	159,049
	175	NVIDIA Corp.	3.50	04/01/50	190,821
	75	Oracle Corp.	3.80	11/15/37	77,554
	150	Oracle Corp.	3.85	04/01/60	151,739
	225	Oracle Corp.	4.00	11/15/47	247,854
	149	Verint Systems, Inc.	1.50	06/01/21	144,405
					4,477,728
		Utilities (7.3%)
	575	Avangrid, Inc.	3.80	06/01/29	589,276
	250	Boston Gas Co. (a)	4.487	02/15/42	260,701
	175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	186,725
	200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	188,961
	150	Consumers Energy Co.	3.50	08/01/51	163,331
	175	DTE Electric Co.	2.95	03/01/50	164,414
	150	DTE Energy Co.	2.95	03/01/30	144,600
	250	Duke Energy Indiana LLC, Series YYY	3.25	10/01/49	250,229
	125	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	135,029
	300	Entergy Arkansas LLC	3.50	04/01/26	318,385
	150	Entergy Louisiana LLC	3.05	06/01/31	150,140
	150	FirstEnergy Corp., Series C	3.40	03/01/50	143,558
	400	Georgia Power Co., Series B	3.70	01/30/50	419,659
	50	Indiana Michigan Power Co.	4.25	08/15/48	56,744
	100	Interstate Power & Light Co.	3.50	09/30/49	91,760
	350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	339,547
	200	NiSource, Inc.	2.95	09/01/29	190,923
	150	Northern States Power Co.	2.90	03/01/50	143,392
	200	NSTAR Electric Co.	3.25	05/15/29	206,608
	225	Oglethorpe Power Corp.	5.05	10/01/48	217,672

175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	177,652
150	Southern California Edison Co.	4.00	04/01/47	157,009
275	Virginia Electric & Power Co., Series B	3.30	12/01/49	278,497
150	Xcel Energy, Inc.	2.60	12/01/29	142,407
				5,117,219
	Total Corporate Bonds (Cost $70,244,392)			68,653,500

	Short-Term Investments (2.5%)
	U.S. Treasury Security (1.3%)
889	U.S. Treasury Bill (d)(e) (Cost $884,549)	1.534	07/30/20	888,770

	Corporate Bonds (0.9%)
325	General Motors Financial Co., Inc.	2.65	04/13/20	325,458
300	Hewlett Packard Enterprise Co.	3.60	10/15/20	300,386
	Total Corporate Bonds (Cost $628,777)			625,844

NUMBER OF SHARES (000)
	Investment Company (0.3%)
223	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $222,570)			222,570
	Total Short-Term Investments (Cost $1,735,896)			1,737,184

	Total Investments (Cost $71,980,288) (g)(h)(i)		99.7%	70,390,684
	Other Assets in Excess of Liabilities		0.3	223,113
	Net Assets		100.0%	$70,613,797

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Capital appreciation bond.
(d)	Rate shown is the yield to maturity at March 31, 2020.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by $428 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)	Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,632,802 and the aggregate gross unrealized depreciation is $4,496,893, resulting in net unrealized depreciation of $1,864,091.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	EUR	340		$368	06/10/20	$(8)
JPMorgan Chase Bank NA	EUR	1,420		$1,560	06/10/20	(11)
JPMorgan Chase Bank NA	EUR	1,420		$1,561	06/10/20	(10)
JPMorgan Chase Bank NA	$9,632		EUR	8,720	06/10/20	10
State Street Bank and Trust Co.	EUR	814,200		$930,070	06/10/20	29,710
UBS AG	EUR	1,870		$2,038	06/10/20	(30)
						$29,661

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	23	Jun-20	$4,600		$5,068,805	$83,484
U.S. Treasury 30 yr. Bond	22	Jun-20	2,200		3,939,375	254,907
U.S. Treasury 5 yr. Note	2	Jun-20	200		250,719	(128)
U.S. Treasury 10 yr. Note	1	Jun-20	100		138,687	1,078
Short:
German Euro Bund	1	Jun-20	EUR	(100)	(190,261)	3,121
U.S. Treasury 10 yr. Ultra Long Bond	26	Jun-20	$(2,600)		(4,056,813)	(72,987)
						$269,475

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment (Received)	Unrealized Appreciation
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$784	$48,423	$(74,908)	$123,331

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at March 31, 2020:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Depreciation
Morgan Stanley & Co. LLC*	3 Month USD LIBOR	Receive	2.39%	Semi-Annual/Quarterly	3/27/29	$4,430	$(696,954)	$—	$(696,954)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations

EUR	Euro.
USD	United States Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ¡ March 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; If Morgan Stanley Investment Management Inc. (the “Adviser”), determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$68,653,500	$—	$68,653,500

Short-Term Investments
U.S. Treasury Security	—	888,770	—	888,770
Corporate Bonds	—	625,844	—	625,844
Investment Company	222,570	—	—	222,570
Total Short-Term Investments	222,570	1,514,614	—	1,737,184
Foreign Currency Forward Exchange Contracts	—	29,720	—	29,720
Futures Contracts	342,590	—	—	342,590
Credit Default Swap Agreement	—	123,331	—	123,331
Total Assets	565,160	70,321,165	—	70,886,325
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(59)	—	(59)
Futures Contracts	(73,115)	—	—	(73,115)
Interest Rate Swap Agreement	—	(696,954)	—	(696,954)
Total Liabilities	(73,115)	(697,013)	—	(770,128)
Total	$492,045	$69,624,152	$—	$70,116,197

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.